Convertible Note Payable (Details Narrative) - USD ($)		8 Months Ended
	Oct. 03, 2018	Oct. 31, 2018	Apr. 30, 2018
Convertible Note Payable		$ 8,313	$ 0
Proceeds from convertible notes payable		243,900
Financing costs		32,100
Day-one derivative loss		$ (260,917)
Secured Convertible Promissory Note Agreement [Member]
Convertible Note Payable	$ 300,000
Original issue discount	$ 24,000
Interest Rate	5.00%
Maturity Date	Oct. 03, 2019
Option per share	$ 0.20
Strike price	$ 0.3125
Expiration date	Oct. 03, 2021
Amortization expense	$ 8,313